November 8, 2002
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:       Evergreen Municipal Trust (the "Trust")
          Nos. 333-36033/811-08367
               Evergreen Offit California Municipal Bond Fund
               Evergreen Offit National Municipal Bond Fund
               Evergreen Offit New York Municipal Bond Fund

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 33 to Registration Statement Nos. 333-36033/811-08367) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 7, 2002.

     If you have any questions or would like further information, please call me at (617) 210-3685.

                                           Very truly yours,

                                           /s/ Irma I. Irizarry

                                           Irma I. Irizarry